UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 5.5%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,365,287
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,096,170
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	868,036
		$3,329,493
General Obligations — 1.9%
$1,125	Huntsville, 5.25%, 5/1/31	$1,163,059
		$1,163,059
Hospital — 6.4%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)	$1,711,795
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	755,550
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	396,128
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,014,810
		$3,878,283
Industrial Development Revenue — 4.9%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$497,664
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,011,000
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	730,087
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	760,026
		$2,998,777
Insured-Education — 17.1%
$3,000	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$2,153,940
1,500	Alabama State University, (AGC), 4.75%, 5/1/33	1,491,270
1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	1,767,866
750	Auburn University, (MBIA), 5.00%, 6/1/26	762,315
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,142,578
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	3,087,945
		$10,405,914
Insured-Electric Utilities — 1.6%
$1,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$1,004,200
		$1,004,200
Insured-Escrowed/Prerefunded — 14.1%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33 (2)	$2,721,925
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	485,909
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	606,021
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	491,368
1,000	Huntsville, Health Care Authority, (MBIA), Prerefunded to 5/14/12, 5.40%, 6/1/22	1,102,540
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,288,701
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	529,970
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	365,977
		$8,592,411

1

Insured-General Obligations — 12.4%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,536,750
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,065,480
1,000	Homewood, (FSA), 4.25%, 9/1/31	934,020
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	512,495
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,019,710
700	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (3) (4)	832,202
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	633,265
		$7,533,922
Insured-Hospital — 7.4%
$3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	$3,002,160
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,511,355
		$4,513,515
Insured-Lease Revenue/Certificates of Participation — 7.7%
$1,000	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$1,011,330
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,211,813
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	510,920
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	853,945
990	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,068,636
		$4,656,644
Insured-Special Tax Revenue — 1.9%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,163,730
		$1,163,730
Insured-Transportation — 3.3%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$697,790
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,282,668
		$1,980,458
Insured-Utilities — 1.6%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$1,003,690
		$1,003,690
Insured-Water and Sewer — 11.7%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,113,907
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	775,824
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	600,562
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	236,393
1,240	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,126,019
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	1,018,630
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,231,448
		$7,102,783
Lease Revenue/Certificates of Participation — 0.8%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,165
		$500,165
Special Tax Revenue — 1.3%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$808,518
		$808,518
Total Tax-Exempt Investments — 99.6% (identified cost $59,238,096)		$60,635,562
Other Assets, Less Liabilities — 0.4%		$223,959
Net Assets— 100.0%		$60,859,521

2

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 79.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 27.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $832,202 or 1.4% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	80 U.S. Treasury Bond	Short	$(9,050,345)	$(9,080,000)	$(29,655)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
Merrill Lynch Capital Services, Inc.	$1,075,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$35,323

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,601,713
Gross unrealized appreciation	$2,456,733
Gross unrealized depreciation	(1,057,884)
Net unrealized appreciation	$1,398,849

3

Eaton Vance Arkansas Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.5%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$973,770
		$973,770
Electric Utilities — 1.5%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25 (1) (2)	$251,872
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37 (1) (2)	696,015
		$947,887
Escrowed/Prerefunded — 2.0%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$540,085
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	782,527
		$1,322,612
General Obligations — 7.8%
$750	Arkansas, 4.75%, 6/1/29	$758,213
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,236,245
750	Benton, School District No.8, 4.80%, 2/1/38	747,600
1,000	Benton, School District No.8, 4.85%, 2/1/40	999,930
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	344,278
		$5,086,266
Hospital — 4.4%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$804,168
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,032,350
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	254,560
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	797,207
		$2,888,285
Housing — 5.3%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$431,920
245	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), 5.05%, 7/1/31	235,153
1,475	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,342,884
950	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	899,365
115	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	117,713
420	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	422,272
		$3,449,307
Industrial Development Revenue — 7.2%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$423,480
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,187,400
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	674,340
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	255,605
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	740,704
475	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	410,737
		$4,692,266

1

Insured-Education — 16.3%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,001,730
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,064,320
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,253,575
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,157,263
500	University of Arkansas, (AMBAC), 5.00%, 12/1/30	506,955
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,022,020
500	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	503,605
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	515,035
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,020,680
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,532,130
		$10,577,313
Insured-Electric Utilities — 2.0%
$160	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$166,477
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,130,180
		$1,296,657
Insured-Escrowed/Prerefunded — 4.0%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$567,915
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	1,622,025
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	428,612
		$2,618,552
Insured-General Obligations — 2.1%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$333,270
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	512,220
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	513,936
		$1,359,426
Insured-Health - Miscellaneous — 1.4%
$370	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$370,492
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	521,565
		$892,057
Insured-Hospital — 7.8%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,142,907
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,503,300
2,065	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	2,066,012
335	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	335,841
		$5,048,060
Insured-Lease Revenue/Certificates of Participation — 1.6%
$1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$1,024,990
		$1,024,990
Insured-Other Revenue — 4.8%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$448,310
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	416,460
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	781,515
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	953,099
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	507,960
		$3,107,344

2

Insured-Special Tax Revenue — 6.6%
$645	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$616,098
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,078,980
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	136,520
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	416,243
1,070	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	142,620
7,500	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	942,450
1,695	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	200,230
785	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	761,795
		$4,294,936
Insured-Transportation — 2.9%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	$1,312,350
600	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	602,262
		$1,914,612
Insured-Utilities — 4.5%
$2,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 3/1/36	$2,938,904
		$2,938,904
Insured-Water and Sewer — 9.3%
$515	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$518,754
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	500,605
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	512,610
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,195,208
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	998,430
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/37	771,945
1,500	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,532,715
		$6,030,267
Special Tax Revenue — 4.8%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,320,680
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	813,509
		$3,134,189
Transportation — 0.7%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$477,255
		$477,255
Water and Sewer — 2.0%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22 (4)	$1,013,170
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	283,365
		$1,296,535
Total Tax-Exempt Investments — 100.5% (identified cost $66,304,898)		$65,371,490
Other Assets, Less Liabilities — (0.5)%		$(355,770)
Net Assets — 100.0%		$65,015,720

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 62.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 33.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $947,887 or 1.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	100 U.S. Treasury Bond	Short	$(11,274,118)	$(11,350,000)	$(75,882)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,825,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$44,978
Merrill Lynch Capital Services, Inc.	750,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	24,643
Morgan Stanley Capital Services, Inc.	875,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(38,509)
					$31,112

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,113,537
Gross unrealized appreciation	$1,481,678
Gross unrealized depreciation	(2,388,725)
Net unrealized depreciation	$(907,047)

4

Eaton Vance Georgia Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.1%
$2,000	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,911,140
1,000	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	982,710
1,000	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	972,290
1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,521,780
		$5,387,920
Electric Utilities — 1.2%
$665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$439,904
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25 (1)(2)	151,123
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37 (1)(2)	417,609
		$1,008,636
Escrowed/Prerefunded — 4.9%
$800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$959,112
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 5/15/11, 5.50%, 5/15/31	1,069,080
500	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	544,415
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), Prerefunded to 9/1/14, 5.625%, 9/1/30	569,275
1,000	Puerto Rico Aqueduct and Sewer Authority, Escrowed to Maturity, 6.25%, 7/1/12	1,123,050
		$4,264,932
General Obligations — 9.4%
$160	Alpharetta, 6.50%, 5/1/10	$168,922
2,000	Georgia, 1.00%, 3/1/26	1,127,680
500	Georgia, 2.00%, 12/1/23	362,020
500	Georgia, 2.00%, 8/1/27	331,620
6,000	Gwinnett County, School District, 5.00%, 2/1/36 (3)	6,228,000
		$8,218,242
Hospital — 0.5%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$459,550
		$459,550
Housing — 2.8%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$913,800
1,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	972,240
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	610,434
		$2,496,474
Industrial Development Revenue — 9.3%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28 (4)	$2,088,820
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	707,385
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,028,330
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	814,680
750	Effingham County, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	657,217

1

$1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	$805,113
1,000	Savannah Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	974,370
920	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	921,178
225	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	194,560
		$8,191,653
Insured-Education — 6.1%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,005,250
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	936,950
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,508,745
2,000	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,939,280
		$5,390,225
Insured-Electric Utilities — 6.5%
$45	Georgia Municipal Electric Power Authority, (MBIA), 0.00%, 1/1/12	$37,130
685	Georgia Municipal Electric Power Authority, (MBIA), 0.00%, 1/1/12	546,370
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,255,797
750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	753,210
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	1,066,100
		$5,658,607
Insured-Escrowed/Prerefunded — 1.9%
$1,500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (3)	$1,673,440
		$1,673,440
Insured-General Obligations — 4.0%
$660	Fayette County, School District, (FSA), 0.00%, 3/1/25	$595,122
1,325	Gilmer County, (XLCA), 5.00%, 4/1/32	1,324,907
900	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (1)(2)	1,069,974
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	513,936
		$3,503,939
Insured-Hospital — 3.0%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/32	$1,201,531
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,061,340
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.382%, 8/1/10 (1)(5)	404,976
		$2,667,847
Insured-Housing — 0.4%
$380	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$363,972
		$363,972
Insured-Lease Revenue/Certificates of Participation — 4.4%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$1,000,660
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	781,635
991	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	994,815
1,010	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,090,224
		$3,867,334
Insured-Other Revenue — 1.6%
$1,400	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,402,436
		$1,402,436

2

Insured-Special Tax Revenue — 3.7%
$1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$1,014,520
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	957,640
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,294,776
		$3,266,936
Insured-Transportation — 11.4%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$792,041
2,000	Atlanta, Airport Passenger Facility Charge, (FSA), 5.00%, 1/1/34	2,038,100
500	Atlanta, Airport Revenue, (FGIC), (AMT), 5.625%, 1/1/25	505,220
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,163,350
1,600	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/34 (3)	1,653,032
500	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/37	516,575
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	1,946,653
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	463,223
900	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	903,393
		$9,981,587
Insured-Water and Sewer — 20.9%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,128,469
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,037,280
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	502,505
1,750	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/30	1,828,908
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,031,000
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,230,885
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,096,850
3,000	Douglasville-Douglas County, Water and Sewer Authority, (MBIA), 5.00%, 6/1/37	3,078,750
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,108,370
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,101,590
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,135,222
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/33	1,030,880
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	1,026,950
		$18,337,659
Lease Revenue/Certificates of Participation — 1.1%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$961,510
		$961,510
Other Revenue — 1.1%
$1,000	Main Street National Gas Inc., 5.00%, 3/15/22	$921,100
		$921,100
Special Tax Revenue — 2.3%
$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,016,303
		$2,016,303
Transportation — 0.3%
$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$217,898
		$217,898
Water and Sewer — 2.9%
$500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	$513,870
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,049,040
		$2,562,910
Total Tax-Exempt Investments — 105.8% (identified cost $92,168,919)		$92,821,110
Other Assets, Less Liabilities — (5.8)%		$(5,098,601)
Net Assets — 100.0%		$87,722,509

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 60.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $2,043,682 or 2.3% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	135 U.S. Treasury Bond	Short	$(15,220,059)	$(15,322,500)	$(102,441)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$3,225,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$79,481

Merrill Lynch Capital Services, Inc.	3,075,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	101,039

Morgan Stanley Capital Services, Inc.	1,000,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(44,011)
					$136,509

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,088,212
Gross unrealized appreciation	$2,891,532
Gross unrealized depreciation	(2,193,634)
Net unrealized appreciation	$697,898

4

Eaton Vance Kentucky Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,272,346
		$1,272,346
Electric Utilities — 3.9%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,315,285
		$2,315,285
Escrowed/Prerefunded — 1.5%
$790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$868,036
		$868,036
General Obligations — 2.6%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,537,063
		$1,537,063
Hospital — 1.5%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$893,920
		$893,920
Housing — 5.7%
$500	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$468,025
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,950,340
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00% to 6/1/23, 6/1/35	1,005,640
		$3,424,005
Industrial Development Revenue — 6.5%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,500,675
695	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	600,973
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,800,708
		$3,902,356
Insured-Education — 6.7%
$2,000	Boyle County, (Centre College), (CIFG), 5.00%, 6/1/32	$1,919,040
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,051,920
		$3,970,960
Insured-Electric Utilities — 9.6%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,036,160
1,000	Kentucky Municipal Power Agency, (MBIA), 5.25%, 9/1/27	1,029,460
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	2,002,780
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,164,900
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	517,870
		$5,751,170
Insured-Escrowed/Prerefunded — 3.5%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,069,220
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Prerefunded to 7/1/08, 5.00%, 7/1/28	1,012,630
		$2,081,850
Insured-General Obligations — 3.5%
$350	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (1) (2)	$416,101
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	642,420
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,036,700
		$2,095,221

1

Insured-Hospital — 5.4%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$859,486
6,775	Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,355,126
		$3,214,612
Insured-Industrial Development Revenue — 0.8%
$500	Boone County, (Dayton Power & Light Co., (The)), (FGIC), 4.70%, 1/1/28	$479,935
		$479,935
Insured-Lease Revenue/Certificates of Participation — 16.4%
$500	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$465,570
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,386,072
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,012,140
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,056,149
500	Kentucky Property and Buildings Commission, (FSA), 5.00%, 11/1/27	523,560
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,031,350
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,014,470
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,067,890
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,033,460
1,000	Warren County, School District Finance Corp., School Building, (FSA), 4.375%, 4/1/28	968,350
255	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	240,195
		$9,799,206
Insured-Transportation — 6.8%
$1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	$958,650
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18 (3)	3,088,150
		$4,046,800
Insured-Water and Sewer — 12.9%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,504,290
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,015,340
1,500	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	1,414,575
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	1,056,067
500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38 (5)	458,015
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38 (4)	2,252,880
		$7,701,167
Lease Revenue/Certificates of Participation — 7.8%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$864,860
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,767,450
		$4,632,310
Other Revenue — 0.7%
$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$194,376
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	212,736
		$407,112
Total Tax-Exempt Investments — 97.9% (identified cost $56,813,690)		$58,393,354
Other Assets, Less Liabilities — 2.1%		$1,269,914
Net Assets — 100.0%		$59,663,268

2

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 67.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 21.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2008, the aggregate value of the securities is $416,101 or 0.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	When-issued security.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/08	55 U.S. Treasury Bond	Short	$(6,200,765)	$(6,242,500)	$(41,735)
9/08	21 U.S. Treasury Note	Short	(2,399,340)	(2,360,531)	38,809
					$(2,926)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
Merrill Lynch Capital Services, Inc.	$1,150,000	4.9025%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$37,787

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,693,477
Gross unrealized appreciation	$2,681,645
Gross unrealized depreciation	(981,768)
Net unrealized appreciation	$1,699,877

3

Eaton Vance Louisiana Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.8%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 10.4%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$972,000
1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	975,990
1,120	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,274,078
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	469,080
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	979,387
		$4,670,535
Housing — 5.9%
$1,000	Louisiana Housing Finance Agency, (AMT), (GNMA/FNMA/FHLMC), 5.20%, 6/1/39	$959,900
1,710	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), 4.80%, 12/1/38	1,547,960
15	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	15,337
345	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	125,107
		$2,648,304
Industrial Development Revenue — 6.9%
$325	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$328,289
2,000	St. John Baptist Parish, (Marathon Oil Corp.), 5.125%, 6/1/37	1,890,520
1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	864,710
		$3,083,519
Insured-Education — 17.7%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$502,660
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37 (1)	1,387,305
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	488,550
550	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	474,573
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,035,880
1,000	Louisiana Public Facilities Authority, (Tulane University), (MBIA), 4.65%, 12/15/32	965,890
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	991,490
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	882,011
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32 (1)	1,216,824
		$7,945,183
Insured-Electric Utilities — 5.9%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$826,150
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,801,440
		$2,627,590
Insured-Escrowed/Prerefunded — 5.6%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/12, 5.25%, 12/1/22	$821,175
2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (2)	1,700,424
		$2,521,599

1

Insured-General Obligations — 9.4%
$750	Louisiana, (State Bond Commission), (CIFG), 5.00%, 7/15/25	$760,455
500	Louisiana, (State Bond Commission), (FGIC), 5.00%, 11/15/20	510,520
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,638,608
800	New Orleans, (AMBAC), 0.00%, 9/1/16	550,096
300	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (3) (4)	356,658
360	Puerto Rico, (MBIA), 5.50%, 7/1/20	385,452
		$4,201,789
Insured-Hospital — 1.7%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$776,010
		$776,010
Insured-Industrial Development Revenue — 2.8%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,246,500
		$1,246,500
Insured-Lease Revenue/Certificates of Participation — 2.2%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$505,620
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	494,540
		$1,000,160
Insured-Other Revenue — 2.7%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$510,670
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	714,168
		$1,224,838
Insured-Special Tax Revenue — 5.1%
$1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	$1,012,650
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	109,632
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	37,321
560	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	70,370
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	52,568
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	1,001,560
		$2,284,101
Insured-Transportation — 7.9%
$1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	$1,428,795
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38 (5)	1,456,380
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (6)	678,047
		$3,563,222
Insured-Water and Sewer — 5.2%
$1,350	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,312,430
1,000	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	1,004,490
		$2,316,920
Other Revenue — 4.9%
$2,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$92,560
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	84,450
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (6)	1,093,593
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	941,100
		$2,211,703
Senior Living/Life Care — 3.0%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$503,225
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	850,740
		$1,353,965

2

Special Tax Revenue — 2.3%
$1,010	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,008,152
		$1,008,152
Transportation — 2.2%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$1,004,060
		$1,004,060
Total Tax-Exempt Investments — 101.8% (identified cost $45,634,807)		$45,688,150
Other Assets, Less Liabilities — (1.8)%		$(815,721)
Net Assets — 100.0%		$44,872,429

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 65.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 23.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $356,658 or 0.8% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(5)	When-issued security.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	23 U.S. Treasury Bond	Short	$(2,599,818)	$(2,610,500)	$(10,682)

3

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,675,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$41,281

Merrill Lynch Capital Services, Inc.	1,550,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	50,930

Morgan Stanley Capital Services, Inc.	500,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(22,005)
					$70,206

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,204,731
Gross unrealized appreciation	$1,332,591
Gross unrealized depreciation	(1,014,172)
Net unrealized appreciation	$318,419

4

Eaton Vance Maryland Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.2%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,247,062
		$1,247,062
Education — 10.3%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,058,840
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,230,222
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,519,560
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,393,470
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	332,188
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,003,020
		$10,537,300
Escrowed/Prerefunded — 9.3%
$1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	$1,273,969
1,225	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	1,473,516
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,180,920
1,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39 (1)	1,309,625
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	537,650
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,397,890
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	879,112
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	468,337
		$9,521,019
General Obligations — 10.3%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,144,435
1,000	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	1,006,630
500	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	472,225
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,090,360
1,500	Montgomery County, 5.00%, 5/1/25	1,589,595
1,000	Montgomery County, 5.25%, 10/1/19	1,068,900
2,235	Prince George’s County, Housing Authority, 5.00%, 7/15/23	2,384,991
1,100	Puerto Rico, 0.00%, 7/1/16	768,779
		$10,525,915
Hospital — 9.9%
$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,411,860
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,014,650
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,314,960
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,298,731
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	954,660
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,444,500
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	730,207
		$10,169,568

1

Housing — 5.8%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$957,460
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.70%, 9/1/37	890,050
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/37	900,550
2,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,747,300
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	436,535
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,008,370
		$5,940,265
Industrial Development Revenue — 1.1%
$985	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$934,194
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	218,247
		$1,152,441
Insured-Education — 1.4%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,379,124
		$1,379,124
Insured-Escrowed/Prerefunded — 9.8%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,390,247
4,650	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (2)	4,978,507
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,642,545
		$10,011,299
Insured-General Obligations — 1.5%
$350	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (3) (4)	$416,101
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,082,420
		$1,498,521
Insured-Hospital — 10.5%
$50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	$49,831
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42 (2)	2,490,375
4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	5,055,712
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,176,712
		$10,772,630
Insured-Housing — 1.2%
$1,530	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,273,006
		$1,273,006
Insured-Special Tax Revenue — 3.5%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,886,680
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	186,659
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	423,245
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	478,820
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	60,045
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	570,620
		$3,606,069
Insured-Transportation — 9.5%
$1,000	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$968,190
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	1,033,850
1,500	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	1,557,750
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,529,160
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,505,040
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	3,169,290
		$9,763,280

2

Insured-Water and Sewer — 5.7%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$504,265
2,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	2,026,160
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,039,720
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,258,800
		$5,828,945
Other Revenue — 2.4%
$4,300	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$199,004
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	283,181
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	906,232
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,040,010
		$2,428,427
Senior Living/Life Care — 1.3%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$341,501
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	315,819
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	653,820
		$1,311,140
Special Tax Revenue — 4.4%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$739,140
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	517,050
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	805,168
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,420,562
		$4,481,920
Total Tax-Exempt Investments — 99.1% (identified cost $101,172,592)		$101,447,931
Other Assets, Less Liabilities — 0.9%		$933,104
Net Assets — 100.0%		$102,381,035

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 43.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 14.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2008, the aggregate value of the securities is $416,101 or 0.4% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

3

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/08	106 U.S. Treasury Bond	Short	$(12,065,859)	$(12,031,000)	$34,859

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,675,000	4.985%	3-month USD-LIBOR-BMA	September 28, 2008/ September 28, 2038	$90,571
Morgan Stanley Capital Services, Inc.	1,100,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(48,412)
					$42,159

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,572,295
Gross unrealized appreciation	$3,298,929
Gross unrealized depreciation	(2,398,293)
Net unrealized appreciation	$900,636

4

Eaton Vance Missouri Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.3%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/35	$2,068,260
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,452,555
		$3,520,815
Electric Utilities — 0.5%
$150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25 (1) (2)	$151,123
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37 (1) (2)	417,609
		$568,732
Escrowed/Prerefunded — 1.5%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$550,290
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,089,770
		$1,640,060
General Obligations — 2.0%
$1,000	Clay County Public School District, 5.00%, 3/1/28	$1,036,650
1,000	Jackson County Reorganized School District, No. 7, 5.00%, 3/1/28 (3)	1,043,070
		$2,079,720
Hospital — 6.9%
$1,000	Cape Girardeau County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$861,550
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	385,424
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,120,586
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	1,005,100
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	495,525
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	250,820
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	986,640
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,166,962
		$7,272,607
Housing — 1.9%
$905	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$923,272
95	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	96,308
5	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	5,088
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	497,486
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	467,930
		$1,990,084

Industrial Development Revenue — 4.3%
$105	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$104,975
1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,110,467
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,242,192
2,000	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,788,920
300	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	259,413
		$4,505,967
Insured-Education — 3.4%
$1,000	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$1,026,690
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	1,002,130
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,522,380
		$3,551,200
Insured-Electric Utilities — 11.1%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,280,015
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,265,502
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,130,434
3,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	2,772,990
1,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 5.00%, 1/1/42	980,020
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	1,010,650
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	1,066,100
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (4)	1,307,696
		$11,813,407
Insured-Escrowed/Prerefunded — 5.3%
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/28	$1,533,870
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,162,700
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32 (5)	1,092,930
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	807,412
		$5,596,912
Insured-General Obligations — 11.3%
$2,800	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (MBIA), 5.00%, 3/1/27	$2,903,572
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	1,041,330
1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	1,355,081
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,046,830
900	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (1) (2)	1,069,974
1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	1,358,937
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,096,360
1,000	Saint Louis, Board of Education, (MBIA), 5.00%, 4/1/25	1,042,710
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,061,330
		$11,976,124
Insured-Hospital — 6.8%
$9,500	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,374,150
540	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	287,847
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,536,870
		$7,198,867
Insured-Industrial Development Revenue — 1.8%
$2,000	Kansas City, Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,894,780
		$1,894,780

Insured-Lease Revenue/Certificates of Participation — 10.0%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$1,045,230
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,040,720
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	553,320
1,970	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	1,925,261
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,039,540
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	916,331
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	670,337
240	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	240,425
2,000	St. Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,166,540
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,032,190
		$10,629,894
Insured-Other Revenue — 0.7%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$784,103
		$784,103
Insured-Special Tax Revenue — 7.2%
$500	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$509,335
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	2,545,544
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	1,969,213
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	607,188
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,040,660
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	957,640
		$7,629,580
Insured-Transportation — 6.7%
$615	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$670,467
2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (4)	2,252,868
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,082,420
1,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	1,003,770
910	St. Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	978,168
1,000	St. Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,063,710
		$7,051,403
Insured-Utilities — 2.1%
$2,370	Springfield, Public Utility Revenue, (FGIC), 4.50%, 8/1/36 (6)	$2,264,203
		$2,264,203
Insured-Water and Sewer — 0.8%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$888,540
		$888,540
Lease Revenue/Certificates of Participation — 0.5%
$500	St. Joseph, Industrial Development Authority, (Sewage Systems Improvements Project), 5.00%, 4/1/27	$505,665
		$505,665
Other Revenue — 2.3%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,488,300
		$2,488,300
Senior Living/Life Care — 4.4%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$947,360
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	846,200
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,890,700
1,000	St. Louis County, Industrial Development Authority, (Friendship Village West County), 5.50%, 9/1/28	943,970
		$4,628,230

Special Tax Revenue — 2.8%
$600	Kansas City, Tax Increment Revenue, (Maincor Projects), 5.25%, 3/1/18	$584,106
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,420,562
		$3,004,668
Transportation — 1.6%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$246,445
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	455,747
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,045,160
		$1,747,352
Water and Sewer — 1.3%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$526,001
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	812,140
		$1,338,141
Total Tax-Exempt Investments — 100.5% (identified cost $105,738,488)		$106,569,354
Other Assets, Less Liabilities — (0.5)%		$(506,506)
Net Assets — 100.0%		$106,062,848

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 66.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 22.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $1,638,706 or 1.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(3)	When-issued security.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	103 U.S. Treasury Bond	Short	$(11,612,341)	$(11,690,500)	$(78,159)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$4,050,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$99,813

Merrill Lynch Capital Services, Inc.	3,650,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	119,932

Morgan Stanley Capital Services, Inc.	1,175,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(51,712)
					$168,033

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, as follows:

Aggregate cost	$103,338,483
Gross unrealized appreciation	$3,606,291
Gross unrealized depreciation	(2,720,420)
Net unrealized appreciation	$885,871

Eaton Vance North Carolina Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.6%

Principal Amount (000’s omitted)	Security	Value
Education — 9.4%
$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,936,960
510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	516,416
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,024,610
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	5,073,997
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,080,823
		$9,632,806
Electric Utilities — 13.4%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09 (1)	$5,088,500
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,309,275
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,671,430
1,950	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,289,944
2,000	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	1,323,020
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,037,720
		$13,719,889
Escrowed/Prerefunded — 13.6%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,083,500
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,067,130
4,800	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System), Prerefunded to 1/15/15, 5.00%, 1/15/45 (2)	5,223,152
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,097,340
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,020,350
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17 (3)	2,402,159
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	474,615
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,626,000
		$13,994,246
General Obligations — 1.0%
$1,000	Charlotte, 5.00%, 7/1/29	$1,028,420
		$1,028,420
Hospital — 4.9%
$2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	$2,047,840
1,500	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,493,145
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,000,650
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	500,215
		$5,041,850
Housing — 7.5%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,312,583
2,430	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,205,638
2,000	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,810,180
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	914,450
1,000	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	921,520
500	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	502,300
		$7,666,671

1

Insured-Education — 4.2%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,290,524
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	1,957,900
1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,032,550
		$4,280,974
Insured-Electric Utilities — 1.2%
$1,250	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$1,255,350
		$1,255,350
Insured-Escrowed/Prerefunded — 6.5%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,866,400
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,487,709
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (2)	3,346,880
		$6,700,989
Insured-General Obligations — 1.9%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20	$899,388
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,034,293
		$1,933,681
Insured-Hospital — 9.8%
$1,675	Johnston Memorial Hospital, (FSA), Variable Rate, 10/1/36 (4) (5) (6)	$1,882,231
325	Nash Health Care System, (FSA), 4.50%, 11/1/22	316,907
1,100	Nash Health Care System, (FSA), 5.00%, 11/1/30	1,107,062
1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,111,305
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,000,960
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,108,365
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,240,601
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,302,820
		$10,070,251
Insured-Housing — 2.5%
$2,500	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$2,553,300
		$2,553,300
Insured-Lease Revenue/Certificates of Participation — 1.1%
$1,060	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	$1,144,196
		$1,144,196
Insured-Other Revenue — 2.0%
$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$2,057,400
		$2,057,400
Insured-Special Tax Revenue — 0.4%
$2,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$175,412
450	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	59,980
895	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	112,466
720	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	85,054
		$432,912
Insured-Transportation — 6.1%
$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,853,240
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	503,210
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (2)	1,968,525
1,800	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,901,574
		$6,226,549

2

Insured-Water and Sewer — 6.1%
$1,000	Asheville, Water System Revenue, (MBIA), 5.00%, 8/1/32	$1,029,590
1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	1,697,671
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	522,945
1,500	Franklin County, Certificates of Participation, (MBIA), 5.00%, 9/1/27	1,536,735
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,515,330
		$6,302,271
Lease Revenue/Certificates of Participation — 5.5%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,014,570
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,513,200
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,062,320
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,065,698
		$5,655,788
Senior Living/Life Care — 0.2%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$243,038
		$243,038
Special Tax Revenue — 1.6%
$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,617,035
		$1,617,035
Water and Sewer — 5.7%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,757,528
1,070	Charlotte, Water and Sewer, 4.625%, 7/1/36	1,071,744
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,038,141
1,000	Raleigh Enterprise System, 4.50%, 3/1/36	979,740
		$5,847,153
Total Tax-Exempt Investments — 104.6% (identified cost $104,868,658)		$107,404,769
Other Assets, Less Liabilities — (4.6)%		$(4,687,704)
Net Assets— 100.0%		$102,717,065

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
MFMR	—	Multi Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 40.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $1,882,231 or 1.8% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(6)	When-issued security that will settle after May 31, 2008, at which time the interest rate will be determined.

3

A summary of financial instruments at May 31, 2008, is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	244 U.S. Treasury Bond	Short	$(27,603,552)	$(27,694,000)	$(90,448)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,925,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$72,087
Merrill Lynch Capital Services, Inc.	1,500,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	49,287
Morgan Stanley Capital Services, Inc.	1,225,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(53,913)
					$67,461

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,085,009
Gross unrealized appreciation	$4,059,924
Gross unrealized depreciation	(1,290,164)
Net unrealized appreciation	$2,769,760

4

Eaton Vance Oregon Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.8%
$1,235	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$1,215,289
		$1,215,289
Education — 0.7%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$1,003,590
		$1,003,590
Electric Utilities — 3.5%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,300
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,011,580
1,425	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	1,390,786
505	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25 (1) (2)	508,782
1,495	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37 (1) (2)	1,387,390
		$5,299,838
Escrowed/Prerefunded — 3.4%
$2,000	Oregon Department of Transportation, (Highway User Tax), Prerefunded to 11/15/12, 5.125%, 11/15/26	$2,178,700
1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	1,333,687
1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,576,515
		$5,088,902
General Obligations — 17.4%
$8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33 (3)	$8,294,000
1,500	Keizer, 5.20%, 6/1/31	1,506,975
5,000	Oregon, 4.50%, 8/1/37	4,857,300
615	Oregon, 4.70%, 12/1/41	574,010
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	897,668
390	Oregon Board of Higher Education, 5.00%, 8/1/36	400,234
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,430,841
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	662,812
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,280,033
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,544,129
		$26,448,002
Hospital — 1.4%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,113,652
		$2,113,652
Housing — 15.3%
$870	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$886,252
1,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	914,260
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,318,216
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	752,430
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,268,425
2,000	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,791,840
2,170	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	2,119,699
815	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	815,530
415	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	415,336
495	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	495,416
1,655	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,549,196
2,080	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,905,987
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	448,139
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,571,956
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,906,625
		$23,159,307

1

Industrial Development Revenue — 3.3%
$590	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$493,210
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,383,380
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	534,595
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	614,194
		$5,025,379
Insured-Education — 2.7%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,515,598
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,504,200
		$4,019,798
Insured-Electric Utilities — 1.9%
$750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	$798,255
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,046,210
1,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	1,004,280
		$2,848,745
Insured-Escrowed/Prerefunded — 4.0%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26 (4)	$1,867,162
3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	4,213,265
		$6,080,427
Insured-General Obligations — 17.7%
$1,000	Clackamas County, School District No. 007J, (Lake Oswego), (FSA), 5.25%, 6/1/25	$1,117,610
1,050	Clackamas County, School District No. 12, (North Clackamas), (FSA), 4.50%, 6/15/32	1,033,305
1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	1,374,660
5,000	Clackamas County, School District No. 115, (MBIA), 0.00%, 6/15/27	1,846,650
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	669,480
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	629,970
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,389,155
1,230	Jackson County, School District No. 549C, (FSA), 4.25%, 12/15/28	1,185,523
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	206,940
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	528,165
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,357,987
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	196,035
800	Lebanon, (AMBAC), 4.25%, 6/1/26	766,920
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,245,700
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30 (3)	4,513,300
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,667,039
1,020	Port of Newport, (FSA), 4.10%, 1/1/28 (5)	1,020,775
1,060	Port of Newport, (FSA), 4.20%, 1/1/33 (5)	1,050,333
1,315	Port of Newport, (FSA), 4.25%, 1/1/38 (5)	1,299,667
405	Portland, Oregon Revenue, (MBIA), 4.50%, 6/1/28	402,886
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	642,420
875	Washington Clackamas and Yamhill Counties School District No. 88J, (MBIA), 4.25%, 6/15/28	835,607
3,425	Washington Clackamas and Yamhill Counties, School District No.88J, (MBIA), 0.00%, 6/15/31	941,053
		$26,921,180
Insured-Hospital — 5.6%
$6,000	Deschutes County, Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$6,055,620
500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	501,175
2,000	Salem, Hospital Facility Authority, (Salem Hospital Project), (AMBAC), 5.00%, 8/15/36	2,007,340
		$8,564,135

2

Insured-Lease Revenue/Certificates of Participation — 2.4%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$2,053,520
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,576,515
		$3,630,035
Insured-Other Revenue — 0.8%
$1,270	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	$1,185,735
		$1,185,735
Insured-Special Tax Revenue — 4.2%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$190,053
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	90,067
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,582,075
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	2,730,400
17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,258,075
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	120,627
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	225,560
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	169,517
		$6,366,374
Insured-Transportation — 6.5%
$1,400	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	$1,391,684
2,265	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,260,244
3,955	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	4,311,701
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	1,968,525
		$9,932,154
Insured-Water and Sewer — 2.0%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,615,478
650	Portland, Water System, (MBIA), 4.50%, 10/1/31	635,265
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	772,643
		$3,023,386
Other Revenue — 2.1%
$1,595	Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27 (5)	$1,678,466
1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (3)	1,562,274
		$3,240,740
Senior Living/Life Care — 1.2%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,763,160
		$1,763,160
Special Tax Revenue — 7.5%
$5,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,912,550
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,284,352
5,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57 (6)	5,225,420
		$11,422,322
Water and Sewer — 3.6%
$2,385	Portland, Sewer System, 4.75%, 6/15/29	$2,417,293
2,975	Portland, Sewer System, 4.75%, 6/15/30	3,003,352
		$5,420,645
Total Tax-Exempt Investments — 108.0% (identified cost $165,788,390)		$163,772,795
Other Assets, Less Liabilities — (8.0)%		$(12,091,375)
Net Assets— 100.0%		$151,681,420

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company

3

FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
MFMR	—	Multi Family Mortgage Revenue
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 44.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $1,896,172 or 1.3% of the Fund's net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	380 U.S. Treasury Bond	Short	$(42,989,139)	$(43,130,000)	$(140,861)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,650,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$89,955
Merrill Lynch Capital Services, Inc.	2,500,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	82,146
Morgan Stanley Capital Services, Inc.	1,475,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(64,916)
					$107,185

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$151,629,145
Gross unrealized appreciation	$2,774,319
Gross unrealized depreciation	(4,776,669)
Net unrealized depreciation	$(2,002,350)

4

Eaton Vance South Carolina Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.9%
$675	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$644,524
1,100	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,107,381
750	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	693,892
3,715	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32 (1)	3,801,745
		$6,247,542
Electric Utilities — 1.6%
$965	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$941,830
440	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25 (2) (3)	443,296
1,310	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37 (2) (3)	1,215,706
		$2,600,832
Escrowed/Prerefunded — 3.0%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$726,331
1,000	Lexington County, (Health Services District, Inc.), Prerefunded to 11/1/13, 5.50%, 11/1/32	1,103,220
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,136,080
50	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.625%, 11/15/30	55,350
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	189,278
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,534,849
		$4,745,108
General Obligations — 3.5%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,558,425
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,118,429
2,360	South Carolina, 3.25%, 8/1/30	1,900,178
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	1,017,928
		$5,594,960
Hospital — 2.8%
$4,200	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$4,192,062
200	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	203,378
		$4,395,440
Housing — 0.2%
$270	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$270,310
		$270,310
Industrial Development Revenue — 1.9%
$400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	$257,636
1,500	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,426,545
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,401,288
		$3,085,469

1

Insured-Education — 5.6%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$1,001,930
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,279,100
2,000	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,882,920
1,390	University South Carolina, Higher Education Revenue, (FSA), 5.00%, 6/1/30	1,442,083
1,250	University South Carolina, Higher Education Revenue, (FSA), 5.00%, 6/1/31	1,293,788
2,000	University South Carolina, Higher Education Revenue, (FSA), 5.25%, 6/1/38	2,113,140
		$9,012,961
Insured-Electric Utilities — 7.3%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,386,725
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	786,391
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	925,933
1,350	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	1,355,670
5,000	South Carolina Public Service Authority, (AMBAC), 5.00%, 1/1/37	5,126,100
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,052,430
		$11,633,249
Insured-Escrowed/Prerefunded — 0.7%
$990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (4)	$1,070,537
		$1,070,537
Insured-General Obligations — 4.3%
$2,065	Beaufort County, School District, (FSA), 5.00%, 3/1/28	$2,154,063
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	906,646
1,000	Lancaster County School District, (FSA), 4.75%, 3/1/18	1,028,410
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29 (4)	2,207,416
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	642,420
		$6,938,955
Insured-Hospital — 6.7%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,020,140
4,500	Medical University Hospital Authority, (MBIA), 5.00%, 8/15/31	4,552,335
5,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), (FSA), 5.00%, 8/1/35 (1)	5,044,700
		$10,617,175
Insured-Lease Revenue/Certificates of Participation — 12.2%
$250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	$241,080
500	Greenville County, School District, (Building Equity Sooner), (AGC), 5.00%, 12/1/28	507,960
3,975	Greenwood Fifty School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,843,189
2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,715,781
2,665	Scago Educational Facilities Corp., Cherokee School District No. 1, (FSA), 5.00%, 12/1/30	2,730,319
7,100	Scago Educational Facilities Corp., Pickens School District, (FSA), 4.50%, 12/1/28	6,960,201
2,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,543,908
		$19,542,438
Insured-Other Revenue — 1.6%
$795	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	$784,331
1,900	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/37	1,832,588
		$2,616,919
Insured-Pooled Loans — 3.2%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (4)	$5,056,377
		$5,056,377
Insured-Special Tax Revenue — 1.2%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,046,120
4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	351,542
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	120,627
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	225,560
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	169,517
		$1,913,366

2

Insured-Transportation — 6.6%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (4)	$2,952,788
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,072,925
6,800	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	6,452,452
		$10,478,165
Insured-Utilities — 3.4%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27 (5)	$1,100,540
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32 (6)	2,205,280
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27(5)	2,046,620
		$5,352,440
Insured-Utility — 3.1%
$5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), 5.70%, 11/1/24	$5,000,400
		$5,000,400
Insured-Water and Sewer — 15.9%
$3,150	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$3,075,251
3,225	Berkeley County, Water and Sewer Revenue, (FSA), 4.75%, 6/1/26	3,307,657
1,530	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	1,478,164
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,013,480
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,539,405
1,875	Greenwood, Metropolitan District Subway System, Variable Rate, (FSA), 14.781%, 10/1/30 (2) (3)	2,144,138
3,830	Lugoff-Elgin, Water Authority, (MBIA), 4.625%, 7/1/37	3,702,040
1,895	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,835,857
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	507,285
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,023,320
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32 (5)	5,803,000
		$25,429,597
Lease Revenue/Certificates of Participation — 14.9%
$4,000	Berkeley County, School District, 5.125%, 12/1/30	$4,031,520
2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	2,002,740
1,100	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/30	1,115,618
1,700	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,661,818
3,000	Greenville County, School District, 5.00%, 12/1/24 (4)	3,083,660
3,500	Laurens County, School District, 5.25%, 12/1/30	3,308,025
3,320	Lexington, One School Facility Corp., 5.00%, 12/1/27	3,354,362
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,507,544
2,420	Newberry, (Newberry County School District), 5.00%, 12/1/30	2,267,855
1,520	Newberry, (Newberry County School District), 5.25%, 12/1/25	1,509,679
		$23,842,821
Other Revenue — 3.3%
$1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (4)	$1,718,503
970	Tobacco Settlement Management Authority, 6.00%, 5/15/22	969,699
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,014,820
535	Tobacco Settlement Management Authority, 6.375%, 5/15/30	517,516
		$5,220,538
Special Tax Revenue — 2.0%
$3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$3,229,080
		$3,229,080
Total Tax-Exempt Investments — 108.9% (identified cost $174,084,008)		$173,894,679
Other Assets, Less Liabilities — (8.9)%		$(14,160,210)
Net Assets— 100.0%		$159,734,469

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 65.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 23.5% of total investments.

(1)	When-issued security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $3,803,140 or 2.4% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	550 U.S. Treasury Bond	Short	$(62,221,122)	$(62,425,000)	$(203,878)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,200,000	4.985%	3-month USD-LIBOR- BBA	September 28, 2008/ September 28, 2038	$54,220
Merrill Lynch Capital Services, Inc.	3,000,000	4.9025	3-month USD-LIBOR- BBA	July 9, 2008/ July 9, 2038	98,574
Morgan Stanley Capital Services, Inc.	2,000,000	5.428	3-month USD-LIBOR- BBA	September 10, 2008/ September 10, 2038	(88,022)
					$64,772

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,603,168
Gross unrealized appreciation	$2,645,729
Gross unrealized depreciation	(2,779,218)
Net unrealized depreciation	$(133,489)

4

Eaton Vance Tennessee Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.6%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,517,025
		$1,517,025
Electric Utilities — 4.1%
$1,000	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,032,670
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,018,270
100	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25 (1) (2)	100,749
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37 (1) (2)	278,406
		$2,430,095
Escrowed/Prerefunded — 2.2%
$395	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$434,018
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	316,350
470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	531,015
		$1,281,383
Hospital — 6.7%
$1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	$951,960
5,000	Knox County, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	743,300
3,200	Knox County, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	388,224
500	Knox County, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500,190
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	505,945
1,000	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	909,770
		$3,999,389
Housing — 3.6%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	$456,535
1,375	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,307,529
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	375,647
		$2,139,711
Industrial Development Revenue — 1.6%
$445	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$448,075
550	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	349,211
150	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	129,706
		$926,992
Insured-Cogeneration — 1.7%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,013,540
		$1,013,540
Insured-Education — 4.1%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,010,620
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,436,714
		$2,447,334

1

Insured-Electric Utilities — 12.6%
$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,180,510
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	517,500
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,068,100
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,022,190
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,374,000
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,014,070
500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	502,140
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	817,310
		$7,495,820
Insured-Escrowed/Prerefunded — 13.2%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$527,975
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	264,077
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,526,295
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	892,056
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	547,515
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	273,233
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,590,015
2,000	West Wilson Utility District Waterworks, (MBIA), Prerefunded to 6/1/14, 5.00%, 6/1/34 (4)	2,193,820
		$7,814,986
Insured-General Obligations — 9.2%
$500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$515,890
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	875,762
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,450,050
500	Lincoln County, (FGIC), 5.25%, 4/1/21	548,420
700	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (1) (2)	832,202
250	Putnam County, (FGIC), 5.25%, 4/1/20	275,203
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	980,850
		$5,478,377
Insured-Hospital — 1.1%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$684,909
		$684,909
Insured-Pooled Loans — 1.7%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,015,340
		$1,015,340
Insured-Special Tax Revenue — 2.9%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$718,230
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	581,838
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	419,440
		$1,719,508
Insured-Transportation — 6.3%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,526,415
515	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	528,277
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	612,430
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,056,430
		$3,723,552
Insured-Water and Sewer — 18.2%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,116,110
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	999,930

2

$1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), 5.00%, 9/1/35	$991,100
500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	510,455
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	915,066
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	482,735
1,000	Knoxville, Waste Water System, (MBIA), 4.00%, 4/1/40	867,170
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,025,360
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,067,100
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,539,285
660	West Wilson Utility District Waterworks, (MBIA), 4.00%, 6/1/32	582,826
750	West Wilson Utility District Waterworks, (MBIA), 4.25%, 6/1/36	683,925
		$10,781,062
Other Revenue — 3.3%
$2,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	$1,965,280
		$1,965,280
Special Tax Revenue — 2.4%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,407,420
		$1,407,420
Total Tax-Exempt Investments — 97.5% (identified cost $56,990,428)		$57,841,723
Other Assets, Less Liabilities — 2.5%		$1,511,988
Net Assets— 100.0%		$59,353,711

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 72.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 28.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $1,211,357 or 2.0% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	90 U.S. Treasury Bond	Short	$(10,146,706)	$(10,215,000)	$(68,294)

3

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,300,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$56,684

Merrill Lynch Capital Services, Inc.	2,300,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	75,574

Morgan Stanley Capital Services, Inc.	825,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(36,309)
					$95,949

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,013,353
Gross unrealized appreciation	$2,580,342
Gross unrealized depreciation	(1,671,972)
Net unrealized appreciation	$908,370

4

Eaton Vance Virginia Municipals Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.7%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$745,048
2,920	Virginia College Building Authority, 4.75%, 9/1/35	2,935,476
		$3,680,524
Electric Utilities — 1.0%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,424,235
		$1,424,235
Escrowed/Prerefunded — 0.1%
$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$83,113
		$83,113
General Obligations — 4.0%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,422,887
1,980	Virginia Public School Authority, 4.50%, 8/1/32	1,945,508
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,095,900
		$5,464,295
Hospital — 16.1%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,227,275
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,605,735
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,138,660
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23 (1)	5,267,785
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	969,380
1,775	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,812,648
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	495,400
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	991,270
3,000	Stafford County Economic Development Authority, (Medicorp Health System), 5.25%, 6/15/37	2,993,250
1,500	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	1,390,275
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,019,180
		$21,910,858
Housing — 7.2%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,425,950
1,835	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,846,524
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,574,605
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 19.352%, 10/1/35 (2) (3)	976,980
		$9,824,059

1

Industrial Development Revenue — 4.0%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,252,113
2,260	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,212,201
2,230	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,928,303
		$5,392,617
Insured-Education — 5.3%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$7,162,710
		$7,162,710
Insured-Electric Utilities — 2.5%
$2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	$2,288,468
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,052,040
		$3,340,508
Insured-Escrowed/Prerefunded — 6.2%
$3,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	$3,211,940
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	529,970
750	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	836,720
1,000	Richmond, Public Utilities, (FSA), Prerefunded to 1/15/12, 5.00%, 1/15/27	1,072,520
2,500	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	2,724,575
		$8,375,725
Insured-General Obligations — 3.1%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$698,924
1,040	Harrisonburg, (FSA), 4.25%, 2/1/33	983,642
1,000	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27 (2) (3)	1,188,860
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,284,840
		$4,156,266
Insured-Hospital — 5.2%
$1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	$1,732,305
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,376,050
		$7,108,355
Insured-Housing — 2.7%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	$3,621,132
		$3,621,132
Insured-Lease Revenue/Certificates of Participation — 3.2%
$1,000	New River Valley, Regional Jail Authority, (MBIA), 4.50%, 10/1/32	$976,800
900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	924,588
2,550	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	2,454,860
		$4,356,248
Insured-Pooled Loans — 1.4%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$241,245
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,617,926
		$1,859,171
Insured-Special Tax Revenue — 0.2%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$346,168
		$346,168
Insured-Transportation — 15.6%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,707,550

2

$1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (AMT), 5.00%, 10/1/33	$955,680
1,000	Metropolitan Washington, DC, Airport Authority System (FGIC), (AMT), 5.25%, 10/1/32	991,780
3,255	Metropolitan Washington, DC, Airport Authority System, (MBIA), (AMT), 5.50%, 10/1/27	3,279,673
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	997,270
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (1)	3,324,620
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,731,872
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,280,289
		$21,268,734
Insured-Water and Sewer — 4.5%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,149,990
4,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	3,908,120
1,000	Upper Occoquan Sewer Authority, (MBIA), 5.15%, 7/1/20	1,102,760
		$6,160,870
Other Revenue — 7.1%
$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$323,960
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	419,590
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,269,250
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	3,124,550
30,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,710,900
1,500	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,150,170
1,530	Tobacco Settlement Financing Corp., Prerefunded to 6/1/15, 5.625%, 6/1/37 (1)	1,715,048
		$9,713,468
Senior Living/Life Care — 2.3%
$1,000	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$909,200
1,380	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,236,204
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	959,290
		$3,104,694
Special Tax Revenue — 4.2%
$100	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$101,016
5,685	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,674,596
		$5,775,612
Water and Sewer — 9.0%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21 (4)	$4,685,795
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	3,139,120
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,415,900
2,000	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	2,049,820
		$12,290,635
Total Tax-Exempt Investments — 107.6% (identified cost $144,019,561)		$146,419,997
Other Assets, Less Liabilities — (7.6)%		$(10,399,002)
Net Assets — 100.0%		$136,020,995

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2008, 46.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 23.1% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $2,165,840 or 1.6% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	380 U.S. Treasury Bond	Short	$(42,841,648)	$(43,130,000)	$(288,352)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$5,075,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$125,074

Merrill Lynch Capital Services, Inc.	4,975,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	163,470

Morgan Stanley Capital Services, Inc.	1,725,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(75,919)
					$212,625

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$131,053,270
Gross unrealized appreciation	$6,270,449
Gross unrealized depreciation	(3,763,722)
Net unrealized appreciation	$2,506,727

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	July 25, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2007